Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ 14	$ 19	$ (50)
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	54	34	16
Amount of Gain/(Loss) Recognized in Income on Derivatives	40	(81)	(56)
Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	14	19	37
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	54	34	16
Interest Rate Derivatives [Member] | Interest Expense [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	0	0	(87)
Interest Rate Derivatives [Member] | Losses On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(19)	(78)	(52)
Embedded Derivatives [Member] | Other Income (Expenses) [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	14	18	(8)
Non Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	26	9	4
Non Trading [Member] | Commodity Derivatives [Member] | Deferred Gas Purchases [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	26	0	0
Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	$ (7)	$ (30)	$ 0